Cover Page	Mar. 09, 2020
Cover page.
Document Type	8-K
Document Period End Date	Mar. 09, 2020
Entity Registrant Name	UNITED COMMUNITY BANKS, INC.
Entity Central Index Key	0000857855
Amendment Flag	false
Entity Incorporation, State or Country Code	GA
Entity File Number	001-35095
Entity Tax Identification Number	58-1807304
Entity Address, Address Line One	125 Highway 515 East
Entity Address, City or Town	Blairsville
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30512
City Area Code	706
Local Phone Number	781-2265
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1 per share
Trading Symbol	UCBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false